UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-215

Fidelity Hastings Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Series
Emerging Markets Debt Fund

September 30, 2011

1.924256.100

SED-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.1%
		Principal Amount (b)	Value
Argentina - 1.6%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (d)		$ 1,212,500	$ 1,236,750
City of Buenos Aires 12.5% 4/6/15 (d)		5,100,000	5,100,000
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (d)		700,000	584,500
Pan American Energy LLC 7.875% 5/7/21 (d)		1,630,000	1,621,850
Transportadora de Gas del Sur SA 7.875% 5/14/17 (d)		3,455,000	3,057,675
YPF SA 10% 11/2/28		215,000	237,575
TOTAL ARGENTINA			11,838,350
Brazil - 1.5%
Banco Bradesco SA 5.9% 1/16/21 (d)		550,000	533,500
Banco Nacional de Desenvolvimento Economico e Social:
5.5% 7/12/20 (d)		1,300,000	1,339,000
6.5% 6/10/19 (d)		860,000	950,300
Banco Votorantim SA 5.25% 2/11/16 (d)		950,000	935,750
BFF International Ltd. 7.25% 1/28/20 (d)		1,450,000	1,511,625
Braskem Finance Ltd. 7% 5/7/20 (d)		625,000	628,125
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) 6.25% 12/16/20 (d)		700,000	696,500
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (d)		1,710,000	1,530,450
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (d)		1,540,000	1,478,400
Telemar Norte Leste SA 5.5% 10/23/20 (d)		875,000	835,625
Votorantim Cimentos SA 7.25% 4/5/41 (d)		1,000,000	945,000
TOTAL BRAZIL			11,384,275
British Virgin Islands - 0.2%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (d)	BRL	2,812,000	1,461,313
Canada - 0.3%
Pacific Rubiales Energy Corp. 8.75% 11/10/16		2,125,000	2,295,000
Sino-Forest Corp. 6.25% 10/21/17 (d)		1,245,000	286,350
TOTAL CANADA			2,581,350
Cayman Islands - 1.1%
Braskem Finance Ltd. 5.75% 4/15/21 (d)		1,000,000	915,000
Fibria Overseas Finance Ltd. 6.75% 3/3/21 (d)		800,000	724,000
Odebrecht Finance Ltd.:
7% 4/21/20 (d)		1,500,000	1,560,000
7.5% (d)(e)		1,345,000	1,304,650
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Cayman Islands - continued
Petrobras International Finance Co. Ltd.:
6.875% 1/20/40		$ 1,485,000	$ 1,608,255
8.375% 12/10/18		1,600,000	1,888,000
TOTAL CAYMAN ISLANDS			7,999,905
Chile - 0.1%
Automotores Gildemeister SA 8.25% 5/24/21 (d)		1,070,000	1,032,550
Dominican Republic - 0.0%
Cerveceria Nacional Dominicana C por A 16% 3/27/12 (d)		220,000	197,274
Egypt - 0.2%
African Export-Import Bank 8.75% 11/13/14		1,125,000	1,203,750
El Salvador - 0.4%
Telemovil Finance Co. Ltd. 8% 10/1/17 (d)		2,900,000	2,900,000
Georgia - 0.1%
Georgian Railway Ltd. 9.875% 7/22/15		900,000	877,500
Indonesia - 0.6%
Indo Energy Finance BV 7% 5/7/18 (d)		1,300,000	1,105,000
PT Adaro Indonesia 7.625% 10/22/19 (d)		800,000	780,000
PT Pertamina Persero:
5.25% 5/23/21 (d)		1,600,000	1,548,000
6.5% 5/27/41 (d)		830,000	805,100
TOTAL INDONESIA			4,238,100
Ireland - 0.4%
SCF Capital Ltd. 5.375% 10/27/17 (d)		1,000,000	860,000
VIP Finance Ireland Ltd. 7.748% 2/2/21 (d)		1,125,000	945,000
Vnesheconombank Via VEB Finance Ltd. 6.8% 11/22/25 (d)		1,069,000	1,004,860
TOTAL IRELAND			2,809,860
Kazakhstan - 0.6%
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (d)		1,650,000	1,559,250
Zhaikmunai Finance BV 10.5% 10/19/15 (d)		3,475,000	3,005,875
TOTAL KAZAKHSTAN			4,565,125
Korea (South) - 0.2%
Export-Import Bank of Korea 5.1% 10/29/13 (d)	INR	58,800,000	1,191,234
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Luxembourg - 2.3%
Alrosa Finance SA:
(Reg. S) 8.875% 11/17/14		$ 1,550,000	$ 1,588,750
7.75% 11/3/20 (d)		550,000	511,500
Aquarius Investments Luxemburg 8.25% 2/18/16		600,000	588,000
Evraz Group SA:
8.25% 11/10/15 (d)		1,600,000	1,536,000
9.5% 4/24/18 (Reg. S)		910,000	882,700
MHP SA 10.25% 4/29/15 (d)		1,760,000	1,496,000
RSHB Capital SA:
6% 6/3/21 (d)		1,005,000	859,275
9% 6/11/14 (d)		1,250,000	1,331,250
Steel Capital SA Ln Partner Net Program 6.25% 7/26/16 (d)		1,835,000	1,568,925
T2 Capital Finance Co. SA 6.95% 2/6/17 (Reg. S) (c)		1,646,000	1,631,598
TMK Capital SA 7.75% 1/27/18		1,000,000	897,500
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		4,900,000	4,704,000
TOTAL LUXEMBOURG			17,595,498
Mexico - 2.6%
Alestra SA de RL de CV 11.75% 8/11/14		2,945,000	3,210,050
Gruma SAB de CV 7.75% (Reg. S) (e)		2,085,000	2,012,025
Kansas City Southern de Mexico SA de CV 12.5% 4/1/16		626,000	726,160
Petroleos Mexicanos:
5.5% 1/21/21		2,250,000	2,362,500
6% 3/5/20		1,450,000	1,580,500
6.5% 6/2/41 (d)		1,250,000	1,293,750
6.625% (d)(e)		5,355,000	5,314,838
8% 5/3/19		1,350,000	1,650,375
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		1,335,000	1,281,600
TOTAL MEXICO			19,431,798
Mongolia - 0.1%
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13 (Reg.S)		1,000,000	960,000
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Multi-National - 0.5%
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		$ 1,000,000	$ 900,000
International Bank for Reconstruction & Development 8.2% 12/12/12	NGN	400,000,000	2,501,564
TOTAL MULTI-NATIONAL			3,401,564
Netherlands - 3.3%
DTEK Finance BV 9.5% 4/28/15 (d)		1,250,000	1,087,500
HSBK (Europe) BV:
7.25% 5/3/17 (d)		2,300,000	2,116,000
9.25% 10/16/13 (d)		2,200,000	2,266,000
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		600,000	612,000
6.875% 11/4/11 (Reg. S)		1,582,000	1,578,045
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (d)		1,000,000	975,000
7% 5/5/20 (d)		1,985,000	1,985,000
8.375% 7/2/13 (d)		1,000,000	1,040,000
9.125% 7/2/18 (d)		1,775,000	1,988,000
11.75% 1/23/15 (d)		2,175,000	2,512,125
Majapahit Holding BV:
7.25% 6/28/17 (Reg. S)		800,000	856,000
7.75% 10/17/16 (Reg. S)		875,000	953,750
7.75% 1/20/20 (d)		1,650,000	1,831,500
8% 8/7/19 (d)		1,175,000	1,316,000
Metinvest BV 10.25% 5/20/15 (d)		1,725,000	1,552,500
VimpelCom Holdings BV 7.5043% 3/1/22 (d)		2,845,000	2,276,000
TOTAL NETHERLANDS			24,945,420
Pakistan - 0.5%
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (d)		4,364,000	4,014,880
Paraguay - 0.2%
BBVA Paraguay SA 9.75% 2/11/16 (d)		1,550,000	1,627,500
Philippines - 0.5%
Development Bank of Philippines 8.375% (e)(f)		615,000	664,200
National Power Corp. 6.875% 11/2/16 (d)		650,000	721,500
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (d)		1,100,000	1,262,250
7.39% 12/2/24 (d)		1,300,000	1,498,250
TOTAL PHILIPPINES			4,146,200
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Russia - 0.4%
MTS International Funding Ltd. 8.625% 6/22/20 (d)		$ 3,050,000	$ 3,034,750
Singapore - 0.1%
STATS ChipPAC Ltd. 7.5% 8/12/15 (d)		700,000	672,000
Trinidad & Tobago - 0.1%
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		504,167	491,563
Turkey - 0.9%
Akbank T.A.S. 5.125% 7/22/15 (d)		2,350,000	2,256,000
Turkiye Garanti Bankasi AS:
2.7513% 4/20/16 (d)(f)		1,395,000	1,255,500
6.25% 4/20/21 (d)		1,750,000	1,592,500
Turkiye Is Bankasi AS 5.1% 2/1/16 (d)		1,700,000	1,640,500
TOTAL TURKEY			6,744,500
United Kingdom - 1.1%
Afren PLC 11.5% 2/1/16 (d)		1,050,000	987,000
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		2,625,000	2,231,250
Standard Bank PLC 5.799% 2/9/16 (Issued by Standard Bank PLC for PrivatBank) (f)		1,150,000	770,500
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (c)		2,000,000	1,440,000
Vedanta Resources PLC:
6.75% 6/7/16 (d)		2,500,000	2,000,000
8.25% 6/7/21 (d)		1,110,000	871,350
TOTAL UNITED KINGDOM			8,300,100
United States of America - 2.0%
Braskem America Finance Co. 7.125% 7/22/41 (d)		1,060,000	985,800
Drummond Co., Inc.:
7.375% 2/15/16		1,055,000	1,055,000
9% 10/15/14 (d)		4,265,000	4,350,300
NII Capital Corp.:
7.625% 4/1/21		585,000	585,000
10% 8/15/16		1,050,000	1,157,625
Pemex Project Funding Master Trust:
5.75% 3/1/18		2,105,000	2,286,030
6.625% 6/15/35		3,090,000	3,321,750
Southern Copper Corp. 6.75% 4/16/40		1,235,000	1,202,902
TOTAL UNITED STATES OF AMERICA			14,944,407
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Venezuela - 4.2%
Petroleos de Venezuela SA 144A:
4.9% 10/28/14		$ 7,300,000	$ 4,964,000
5% 10/28/15		695,000	417,695
5.25% 4/12/17		3,550,000	1,996,875
5.375% 4/12/27		11,385,000	5,208,638
5.5% 4/12/37		6,300,000	2,803,500
8% 11/17/13		1,835,000	1,639,573
8.5% 11/2/17 (d)		13,020,000	8,528,100
12.75% 2/17/22 (d)		8,215,000	5,996,950
TOTAL VENEZUELA			31,555,331
TOTAL NONCONVERTIBLE BONDS (Cost $212,678,138)			196,146,097
Government Obligations - 51.6%

Argentina - 5.6%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		5,993,615	4,075,658
0.438% 8/3/12 (f)		10,567,500	9,958,748
2.5% 12/31/38 (c)		4,000,000	1,350,000
7% 9/12/13		12,400,000	11,848,544
7% 10/3/15		15,190,000	12,654,958
Provincia de Cordoba 12.375% 8/17/17 (d)		2,100,000	1,806,000
Provincia de Neuquen Argentina 7.875% 4/26/21 (d)		795,000	755,250
TOTAL ARGENTINA			42,449,158
Bahamas (Nassau) - 0.3%
Bahamian Republic 6.95% 11/20/29 (d)		1,775,000	1,917,000
Bahrain - 0.1%
Bahrain Kingdom 5.5% 3/31/20		1,000,000	950,000
Belarus - 0.7%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		4,775,000	3,438,000
8.95% 1/26/18		2,150,000	1,521,125
TOTAL BELARUS			4,959,125
Bermuda - 0.1%
Bermuda Government 5.603% 7/20/20 (d)		920,000	995,900
Government Obligations - continued
		Principal Amount (b)	Value
Brazil - 2.5%
Banco Nacional de Desenvolvimento Economico e Social 6.369% 6/16/18 (d)		$ 1,215,000	$ 1,330,425
Brazilian Federative Republic:
6% 1/17/17		2,090,000	2,387,825
7.125% 1/20/37		2,510,000	3,206,525
8.25% 1/20/34		1,620,000	2,280,150
8.75% 2/4/25		1,225,000	1,737,050
10.125% 5/15/27		3,045,000	4,795,875
12.25% 3/6/30		1,845,000	3,357,900
TOTAL BRAZIL			19,095,750
Colombia - 2.0%
Colombian Republic:
4.375% 7/12/21		1,955,000	1,994,100
7.375% 1/27/17		1,495,000	1,782,788
7.375% 3/18/19		1,440,000	1,774,800
7.375% 9/18/37		2,750,000	3,575,000
10.375% 1/28/33		2,670,000	4,205,250
11.75% 2/25/20		1,100,000	1,688,500
TOTAL COLOMBIA			15,020,438
Congo - 0.3%
Congo Republic 3% 6/30/29 (c)		3,179,650	2,066,773
Croatia - 0.9%
Croatia Republic:
6.375% 3/24/21 (d)		2,375,000	2,149,375
6.625% 7/14/20 (d)		2,295,000	2,145,825
6.75% 11/5/19 (d)		2,525,000	2,424,354
TOTAL CROATIA			6,719,554
Dominican Republic - 0.6%
Dominican Republic:
1.2156% 8/30/24 (f)		750,000	641,250
7.5% 5/6/21 (d)		2,225,000	2,174,938
9.04% 1/23/18 (d)		1,475,519	1,608,315
TOTAL DOMINICAN REPUBLIC			4,424,503
El Salvador - 0.5%
El Salvador Republic:
7.375% 12/1/19 (d)		600,000	639,000
7.625% 2/1/41 (d)		800,000	768,000
7.65% 6/15/35 (Reg. S)		1,275,000	1,236,750
Government Obligations - continued
		Principal Amount (b)	Value
El Salvador - continued
El Salvador Republic: - continued
7.75% 1/24/23 (Reg. S)		$ 700,000	$ 742,000
8.25% 4/10/32 (Reg. S)		400,000	422,000
TOTAL EL SALVADOR			3,807,750
Gabon - 0.2%
Gabonese Republic 8.2% 12/12/17 (d)		1,400,000	1,533,000
Georgia - 0.3%
Georgia Republic 6.875% 4/12/21 (d)		2,135,000	2,049,600
Ghana - 0.7%
Ghana Republic:
8.5% 10/4/17 (d)		950,000	997,500
14.25% 7/29/13	GHS	1,600,000	1,009,044
14.99% 3/11/13	GHS	2,775,000	1,768,475
15.65% 6/3/13	GHS	2,000,000	1,288,282
TOTAL GHANA			5,063,301
Hungary - 0.9%
Hungarian Republic:
6.25% 1/29/20		1,650,000	1,600,500
6.375% 3/29/21		3,168,000	3,057,120
7.625% 3/29/41		1,878,000	1,819,313
TOTAL HUNGARY			6,476,933
Indonesia - 2.9%
Indonesian Republic:
4.875% 5/5/21 (d)		2,205,000	2,227,050
5.875% 3/13/20 (d)		2,925,000	3,159,000
6.625% 2/17/37 (d)		2,050,000	2,301,125
6.875% 1/17/18 (d)		2,300,000	2,581,750
7.75% 1/17/38 (d)		2,975,000	3,733,625
8.5% 10/12/35 (Reg. S)		2,525,000	3,408,750
11.625% 3/4/19 (d)		3,225,000	4,587,563
TOTAL INDONESIA			21,998,863
Iraq - 0.7%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		6,675,000	5,306,625
Jordan - 0.1%
Jordanian Kingdom 3.875% 11/12/15		1,050,000	972,563
Government Obligations - continued
		Principal Amount (b)	Value
Lebanon - 0.8%
Lebanese Republic:
4% 12/31/17		$ 5,112,250	$ 4,997,224
5.15% 11/12/18		1,050,000	1,038,240
TOTAL LEBANON			6,035,464
Lithuania - 0.6%
Lithuanian Republic:
5.125% 9/14/17 (d)		850,000	839,375
6.125% 3/9/21 (d)		1,000,000	1,000,000
6.75% 1/15/15 (d)		400,000	420,000
7.375% 2/11/20 (d)		2,050,000	2,219,125
TOTAL LITHUANIA			4,478,500
Mexico - 3.5%
United Mexican States:
5.125% 1/15/20		2,448,000	2,656,080
5.625% 1/15/17		3,492,000	3,884,850
5.75% 10/12/10		2,704,000	2,676,960
5.95% 3/19/19		2,090,000	2,372,150
6.05% 1/11/40		6,300,000	7,169,400
6.75% 9/27/34		3,750,000	4,603,125
7.5% 4/8/33		1,050,000	1,388,625
8.3% 8/15/31		1,160,000	1,653,000
TOTAL MEXICO			26,404,190
Nigeria - 0.2%
Republic of Nigeria 6.75% 1/28/21 (d)		1,575,000	1,523,813
Pakistan - 0.5%
Islamic Republic of Pakistan 7.125% 3/31/16 (d)		4,200,000	3,402,000
Peru - 1.2%
Peruvian Republic:
5.625% 11/18/50		1,725,000	1,716,375
7.35% 7/21/25		1,500,000	1,860,000
8.75% 11/21/33		3,580,000	5,065,700
TOTAL PERU			8,642,075
Philippines - 2.5%
Philippine Republic:
5.5% 3/30/26		1,250,000	1,304,688
6.375% 1/15/32		1,000,000	1,133,800
6.375% 10/23/34		2,025,000	2,318,625
6.5% 1/20/20		1,450,000	1,678,375
Government Obligations - continued
		Principal Amount (b)	Value
Philippines - continued
Philippine Republic: - continued
7.5% 9/25/24		$ 890,000	$ 1,072,450
7.75% 1/14/31		1,300,000	1,668,940
9.5% 2/2/30		3,045,000	4,453,313
9.875% 1/15/19		1,325,000	1,775,500
10.625% 3/16/25		2,285,000	3,450,350
TOTAL PHILIPPINES			18,856,041
Poland - 0.5%
Polish Government:
3.875% 7/16/15		850,000	854,250
5.125% 4/21/21		1,170,000	1,167,075
6.375% 7/15/19		1,800,000	1,980,000
TOTAL POLAND			4,001,325
Russia - 5.3%
Russian Federation:
3.625% 4/29/15 (d)		1,600,000	1,574,080
5% 4/29/20 (d)		1,900,000	1,871,500
7.5% 3/31/30 (Reg. S)		24,436,275	27,466,365
11% 7/24/18 (Reg. S)		910,000	1,230,775
12.75% 6/24/28 (Reg. S)		4,825,000	8,048,100
TOTAL RUSSIA			40,190,820
Senegal - 0.1%
Republic of Senegal 8.75% 5/13/21 (d)		825,000	792,000
Serbia - 1.6%
Republic of Serbia:
6.75% 11/1/24 (d)		11,394,001	10,482,481
7.25% 9/28/21 (d)		1,690,000	1,605,500
TOTAL SERBIA			12,087,981
Sri Lanka - 0.8%
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (d)		2,300,000	2,219,500
6.25% 7/27/21 (d)		1,695,000	1,627,200
7.4% 1/22/15 (d)		2,200,000	2,277,000
TOTAL SRI LANKA			6,123,700
Turkey - 5.8%
Turkish Republic:
0% 2/20/13	TRY	4,355,000	2,093,671
Government Obligations - continued
		Principal Amount (b)	Value
Turkey - continued
Turkish Republic: - continued
5.625% 3/30/21		$ 1,700,000	$ 1,751,000
6% 1/14/41		600,000	568,500
6.75% 4/3/18		3,500,000	3,858,750
6.75% 5/30/40		2,450,000	2,566,375
6.875% 3/17/36		5,650,000	6,017,250
7% 9/26/16		2,800,000	3,115,000
7.25% 3/15/15		2,100,000	2,322,600
7.25% 3/5/38		3,825,000	4,260,285
7.375% 2/5/25		5,500,000	6,283,750
7.5% 7/14/17		3,100,000	3,541,750
7.5% 11/7/19		2,500,000	2,890,750
11.875% 1/15/30		2,550,000	4,175,625
TOTAL TURKEY			43,445,306
Ukraine - 2.4%
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (d)		3,150,000	2,898,000
Ukraine Government:
6.25% 6/17/16 (d)		3,015,000	2,698,425
6.385% 6/26/12 (d)		2,550,000	2,479,875
6.75% 11/14/17 (d)		2,675,000	2,380,750
6.875% 9/23/15 (d)		1,925,000	1,780,625
7.65% 6/11/13 (d)		3,005,000	2,899,825
7.75% 9/23/20 (d)		1,550,000	1,391,125
7.95% 2/23/21 (d)		1,700,000	1,538,500
TOTAL UKRAINE			18,067,125
United Arab Emirates - 0.1%
United Arab Emirates 7.75% 10/5/20 (Reg. S)		840,000	835,800
Uruguay - 0.7%
Uruguay Republic:
7.875% 1/15/33 pay-in-kind		1,650,000	2,079,000
8% 11/18/22		2,550,000	3,174,750
TOTAL URUGUAY			5,253,750
Venezuela - 4.8%
Venezuelan Republic:
oil recovery rights 4/15/20 (g)		6,200	168,950
6% 12/9/20		2,330,000	1,287,325
7% 3/31/38		2,000,000	1,050,000
7.75% 10/13/19 (Reg. S)		3,375,000	2,151,563
Government Obligations - continued
		Principal Amount (b)	Value
Venezuela - continued
Venezuelan Republic: - continued
8.5% 10/8/14		$ 2,200,000	$ 1,925,000
9% 5/7/23 (Reg. S)		9,025,000	5,663,188
9.25% 9/15/27		6,150,000	3,874,500
9.25% 5/7/28 (Reg. S)		4,215,000	2,602,763
9.375% 1/13/34		2,630,000	1,637,175
10.75% 9/19/13		2,350,000	2,303,000
11.95% 8/5/31 (Reg. S)		4,190,000	3,088,030
12.75% 8/23/22		10,055,000	7,993,725
13.625% 8/15/18		2,415,000	2,318,400
TOTAL VENEZUELA			36,063,619
Vietnam - 0.8%
Vietnamese Socialist Republic:
1.3258% 3/12/16 (f)		293,478	249,457
4% 3/12/28 (c)		1,950,000	1,579,500
6.75% 1/29/20 (d)		950,000	893,000
6.875% 1/15/16 (d)		3,625,000	3,552,500
TOTAL VIETNAM			6,274,457
TOTAL GOVERNMENT OBLIGATIONS (Cost $408,218,942)			388,284,802
Sovereign Loan Participations - 0.4%

Indonesia - 0.4%
Indonesian Republic loan participation Goldman Sachs 1.25% 12/14/19 (f) (Cost $2,847,831)		2,994,630	2,841,155
Preferred Securities - 1.1%

Brazil - 0.7%
Globo Comunicacoes e Participacoes SA 6.25% (c)(d)(e)	4,850,000	5,042,565
Cayman Islands - 0.4%
CSN Islands XII Corp. 7% (Reg. S) (e)	3,350,000	3,103,260
TOTAL PREFERRED SECURITIES (Cost $8,435,612)		8,145,825
Money Market Funds - 6.8%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (a) (Cost $51,553,545)	51,553,545	$ 51,553,545
TOTAL INVESTMENT PORTFOLIO - 86.0% (Cost $683,734,068)		646,971,424
NET OTHER ASSETS (LIABILITIES) - 14.0%		105,019,425
NET ASSETS - 100%		$ 751,990,849
Currency Abbreviations
BRL	-	Brazilian real
GHS	-	Ghana Cedi
INR	-	Indian rupee
NGN	-	Nigerian naira
TRY	-	New Turkish Lira
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Principal Amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $225,616,158 or 30.0% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,757
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 196,146,097	$ -	$ 196,146,097	$ -
Government Obligations	388,284,802	-	388,284,802	-
Sovereign Loan Participations	2,841,155	-	2,841,155	-
Preferred Securities	8,145,825	-	8,145,825	-
Money Market Funds	51,553,545	51,553,545	-	-
Total Investments in Securities:	$ 646,971,424	$ 51,553,545	$ 595,417,879	$ -
Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $683,100,525. Net unrealized depreciation aggregated $36,129,101, of which $1,964,152 related to appreciated investment securities and $38,093,253 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities, and sovereign loan participations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2011